Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement [Table Text Block]
The following summarized financial information has been segregated from continuing operations and reported as Discontinued Operations:

Income (Expense)
(dollars in millions)	2016	2015	2014
Discontinued Operations:
Net Sales	$—	$4,949	$7,452
Cost of Sales	—	(4,152)	(6,801)
Research and development	—	(150)	(160)
Selling, general and administrative	1	(315)	(328)
Pension curtailment	—	(110)	—
Other income, net	—	30	12
Income from operations	1	252	175
Gain on disposal	13	6,042	—
Income tax expense	(24)	(2,684)	(20)
(Loss) income from discontinued operations	$(10)	$3,610	$155